Non-controlling Interests (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Current assets	$ 941,007,259	$ 729,106,553
Total non-current assets	1,464,857,657	1,247,122,534
Current liabilities	645,724,245	468,749,455
Non-current liabilities	371,024,728	280,651,024
Non-controlling interests [member]
Statement of financial position [abstract]
Current assets	711,482,809	610,476,810
Total non-current assets	829,511,196	746,352,848
Current liabilities	399,409,388	337,171,241
Non-current liabilities	149,602,171	159,841,007
Vina San Pedro Tarapaca S.A [Member] | Non-controlling interests [member]
Statement of financial position [abstract]
Current assets	156,118,074	141,114,944
Total non-current assets	185,841,247	174,184,006
Current liabilities	80,877,682	63,872,711
Non-current liabilities	$ 31,550,148	$ 31,221,369